Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	$ (2,874,000)	$ (6,335,000)	$ (9,387,000)
Provision used, other provisions	0	124,000	0
Increase (decrease) in other provisions	8,000
Lead-Times Increased COVID-19 And Other Supply Chain Constraints
Disclosure of detailed information about property, plant and equipment [line items]
Provision used, other provisions		126,000
Increase (decrease) in other provisions		104,000
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	3,250,000	$ 2,930,000	1,853,000
Inventory adjustments | Lead-Times Increased COVID-19 And Other Supply Chain Constraints
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	354,000		$ 340,000
Inventory adjustments | Provision To Serve Expected Demand For Customers And Projects
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	$ 2,896,000